Segment Information	3 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
3.	SEGMENT INFORMATION

CODM reviews financial information of operating segments based on internal management reports when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has four reportable segments for continuing operations, including auto eInsurance business, technology service and auto service business. The Group’s CODM evaluates performance based on the operating segment’s revenue and their operating results. The revenue and operating results by segments were as follows:

	For the three months ended March 31, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$45,927	$10,665	$46,003	$-	$102,595
Operating cost and expenses
Integrated service cost	-	(6,292)	(42,130)	-	(48,422)
Promotional service and selling expenses	(45,464)	(3,775)	(1,549)	-	(50,788)
General and administrative expenses	(1,230)	(1,775)	(1,405)	(1,010)	(5,420)
Research and development expenses	(230)	(211)	(482)	-	(923)
Total operating costs and expenses	(46,924)	(12,053)	(45,566)	(1,010)	(105,553)
Total other income (expenses), net (1)	56	(73)	(645)	(111)	(773)
Segment loss before tax	$(941)	$(1,461)	$(208)	$(1,121)	$(3,731)

	For the three months ended March 31, 2026
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$62,337	$15,283	$53,548	$-	$131,168
Operating cost and expenses
Integrated service cost	-	(12,396)	(52,838)	-	(65,234)
Promotional service and selling expenses	(58,597)	(4)	(1,861)	(19)	(60,481)
General and administrative expenses	(1,041)	(210)	588	(612)	(1,275)
Research and development expenses	(235)	(407)	(523)	-	(1,165)
Total operating costs and expenses	(59,873)	(13,017)	(54,634)	(631)	(128,155)
Total other income (expenses), net (1)	25	(97)	(771)	(162)	(1,005)
Segment income (loss) before tax	$2,489	$2,169	$(1,857)	$(793)	$2,008

(1)	Included net of financial expenses, investment income and others.

The total assets by segments as of December 31, 2025 and as of March 31, 2026 were as follows:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Segment assets
Auto eInsurance service	$62,550	$58,917
Technology service	35,906	37,255
Auto service	151,165	160,401
Others	3,575	2,392
Total segment assets	$253,196	$258,965